Infrastructure, administration and general expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Infrastructure costs
Property and equipment	£ 744	£ 709
Depreciation and amortisation	863	832
Lease payments	14	20
Impairment of property, equipment and intangible assets	21	304
Total infrastructure costs	1,642	1,865
Administration and general expenses
Consultancy, legal and professional fees	288	262
Marketing and advertising	206	163
Other administration and general expenses	551	508
Total administration and general expenses	1,045	933
Total infrastructure, administration and general expenses	£ 2,687	£ 2,798	[1]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.